Employee Benefits - Movement in net defined benefit liabilities (assets) and in their components (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Balance at beginning of period	$ 2,484	$ 1,188
Included in profit or loss
Current service cost	607	459
Past service cost	(223)	(385)
Interest cost (income)	46	29
Administrative cost	30	24
Effect of movements in exchange rates	(177)	118
Included in other comprehensive income
Actuarial loss arising from financial assumptions	2,356	1,284
Actuarial loss arising from Other assumptions	930
Return on plan assets excluding interest income	(523)	361
Effect of movements in exchange rates	(74)	75
Other movements
Contributions paid by the employer	(756)	(669)
Balance at end of period	4,700	2,484
Defined benefit obligation
Disclosure of defined benefit plans [line items]
Balance at beginning of period	19,593	14,101
Included in profit or loss
Current service cost	607	459
Past service cost	(223)	(385)
Interest cost (income)	356	341
Administrative cost	30	24
Effect of movements in exchange rates	(1,399)	1,404
Included in other comprehensive income
Actuarial loss arising from financial assumptions	2,356	1,284
Actuarial loss arising from Other assumptions	930
Effect of movements in exchange rates	(127)	260
Other movements
Contributions paid by the employees and plan participants	1,780	3,207
Benefits paid	(1,295)	(1,102)
Balance at end of period	22,608	19,593
Fair value of plan assets
Disclosure of defined benefit plans [line items]
Balance at beginning of period	(17,109)	(12,913)
Included in profit or loss
Interest cost (income)	(310)	(312)
Effect of movements in exchange rates	1,222	(1,286)
Included in other comprehensive income
Return on plan assets excluding interest income	(523)	361
Effect of movements in exchange rates	53	(185)
Other movements
Contributions paid by the employer	(756)	(669)
Contributions paid by the employees and plan participants	(1,780)	(3,207)
Benefits paid	1,295	1,102
Balance at end of period	$ (17,908)	$ (17,109)